MAJOR CUSTOMERS AND ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)			4 Months Ended	5 Months Ended	8 Months Ended		9 Months Ended	12 Months Ended
	Nov. 16, 2016	Nov. 11, 2016	Feb. 28, 2017	Jul. 31, 2017	Jul. 31, 2018	Oct. 31, 2017	Jul. 31, 2018	Oct. 31, 2016
Revenue from related party				$ 124,295		$ 201,429	$ 221,299
Predecessor [Member]
Revenue from related party	$ 1,760	$ 1,760	$ 59,363					$ 323,019
Sales Revenue, Net [Member] | One Related Company [Member]
Revenue from related party				$ 124,295		$ 201,429	$ 221,299
Concentration risk, percentage				40.00%		41.00%	32.40%
Sales Revenue, Net [Member] | One Related Company [Member] | Predecessor [Member] | Taylor Brothers Holdings, Inc. [Member]
Revenue from related party			$ 59,363					$ 323,019
Concentration risk, percentage			41.00%					53.00%
Sales Revenue, Net [Member] | One Non-Related Party [Member]
Revenue from related party				$ 191,866		$ 243,455	$ 461,190
Concentration risk, percentage				32.00%		35.00%	38.50%
Sales Revenue, Net [Member] | One Non-Related Party [Member] | Predecessor [Member] | Taylor Brothers Holdings, Inc. [Member]
Revenue from related party			$ 58,741					$ 247,138
Concentration risk, percentage			34.00%					31.00%
Sales Revenue, Net [Member] | Two Non-Related Party [Member]
Concentration risk, percentage				19.00%	15.00%	17.00%
Sales Revenue, Net [Member] | Two Non-Related Party [Member] | Predecessor [Member] | Taylor Brothers Holdings, Inc. [Member]
Concentration risk, percentage			21.00%					28.00%
Sales Revenue, Net [Member] | Three Non-Related Party [Member]
Concentration risk, percentage				16.00%		16.00%	15.00%
Sales Revenue, Net [Member] | Three Non-Related Party [Member] | Predecessor [Member] | Taylor Brothers Holdings, Inc. [Member]
Concentration risk, percentage			19.00%					15.00%
Sales Revenue, Net [Member] | Four Non-Related Party [Member]
Concentration risk, percentage				15.00%		12.00%	11.00%
Sales Revenue, Net [Member] | Four Non-Related Party [Member] | Predecessor [Member] | Taylor Brothers Holdings, Inc. [Member]
Concentration risk, percentage			18.00%					10.00%
Accounts Receivable [Member]
Concentration risk, percentage						91.00%	89.40%
Accounts receivable - related parties					$ 121,519	$ 47,359	$ 121,519
Accounts Receivable [Member] | Related Party [Member]
Accounts receivable - related parties					$ 88,265	$ 16,355	$ 88,265
Accounts Receivable [Member] | Predecessor [Member]
Concentration risk, percentage								96.00%
Accounts receivable - related parties								$ 53,800
Accounts Receivable [Member] | Predecessor [Member] | Related Party [Member]
Accounts receivable - related parties								$ 15,274
Accounts Receivable [Member] | One Related Company [Member]
Concentration risk, percentage						40.00%	42.80%
Accounts Receivable [Member] | One Related Company [Member] | Predecessor [Member]
Concentration risk, percentage								40.00%
Accounts Receivable [Member] | Two Non-Related Party [Member]
Concentration risk, percentage						25.00%	18.00%
Accounts Receivable [Member] | Two Non-Related Party [Member] | Predecessor [Member]
Concentration risk, percentage								30.00%
Accounts Receivable [Member] | Three Non-Related Party [Member]
Concentration risk, percentage						16.00%	17.70%
Accounts Receivable [Member] | Three Non-Related Party [Member] | Predecessor [Member]
Concentration risk, percentage								16.00%
Accounts Receivable [Member] | Four Non-Related Party [Member]
Concentration risk, percentage						11.00%	10.90%
Accounts Receivable [Member] | Four Non-Related Party [Member] | Predecessor [Member]
Concentration risk, percentage								10.00%